Related Party Transactions	9 Months Ended
Jan. 31, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
11.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; R. Scott Areglado, CFO; Joseph Scheffler, former Interim CFO; Kristin Taylor, former CFO; Thomas Lynch, CBO; Dr. Ilse Roodink, former Chief Scientific Officer. During the nine months ended January 31, 2026, and 2025, the compensation for key management is as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2026 $	2025 $	2026 $	2025 $
Salaries and other short-term benefits	1,193	1,107	4,755	2,638
Severance (included in salaries)	—	—	—	—
Share-based expense	221	62	412	341
Director compensation (included in salaries)	49	56	161	224
	1,463	1,225	5,328	3,203

As of January 31, 2026 and April 30, 2025, included in accounts payable and accrued liabilities is $0.7 million and nil, respectively due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.